AVAILABLE FOR SALE INVESTMENTS (Details 2) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	$ 2,572,691	$ 3,381,531
Available for sale investments fair value	2,574,546	3,388,906
Available for sale investments unrealized profit	13,672	9,790
Available for sale investments unrealized loss	(11,817)	(2,415)
Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	24,448	916,517
Available for sale investments fair value	27,673	918,488
Available for sale investments unrealized profit	3,225	2,037
Available for sale investments unrealized loss		(66)
Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	283,709	728,547
Available for sale investments fair value	284,072	726,944
Available for sale investments unrealized profit	1,944	724
Available for sale investments unrealized loss	(1,582)	(2,327)
Due within 1 year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	2,572,691	3,381,531
Available for sale investments fair value	2,574,546	3,388,906
Available for sale investments unrealized profit	13,672	9,790
Available for sale investments unrealized loss	(11,817)	(2,415)
Due within 1 year [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	24,448	916,517
Available for sale investments fair value	27,673	918,488
Available for sale investments unrealized profit	3,225	2,037
Available for sale investments unrealized loss		(66)
Due within 1 year [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	283,709	728,547
Available for sale investments fair value	284,072	726,944
Available for sale investments unrealized profit	1,944	724
Available for sale investments unrealized loss	(1,582)	(2,327)
More than 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
More than 1 Year [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
More than 1 Year [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Time deposits in Chilean financial institutions [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	2,361	891,276
Available for sale investments fair value	2,361	891,320
Available for sale investments unrealized profit		108
Available for sale investments unrealized loss		(64)
Time deposits in Chilean financial institutions [Member] | Due within 1 year [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	2,361	891,276
Available for sale investments fair value	2,361	891,320
Available for sale investments unrealized profit		108
Available for sale investments unrealized loss		(64)
Time deposits in Chilean financial institutions [Member] | More than 1 Year [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Mortgage finance bonds of Chilean financial institutions [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	21,867	25,021
Available for sale investments fair value	22,312	25,488
Available for sale investments unrealized profit	445	469
Available for sale investments unrealized loss		(2)
Mortgage finance bonds of Chilean financial institutions [Member] | Due within 1 year [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	21,867	25,021
Available for sale investments fair value	22,312	25,488
Available for sale investments unrealized profit	445	469
Available for sale investments unrealized loss		(2)
Mortgage finance bonds of Chilean financial institutions [Member] | More than 1 Year [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean financial institution bonds [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean financial institution bonds [Member] | Due within 1 year [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean financial institution bonds [Member] | More than 1 Year [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean corporate bonds [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean corporate bonds [Member] | Due within 1 year [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean corporate bonds [Member] | More than 1 Year [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Other Chilean securities [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	220	220
Available for sale investments fair value	3,000	1,680
Available for sale investments unrealized profit	2,780	1,460
Available for sale investments unrealized loss
Other Chilean securities [Member] | Due within 1 year [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	220	220
Available for sale investments fair value	3,000	1,680
Available for sale investments unrealized profit	2,780	1,460
Available for sale investments unrealized loss
Other Chilean securities [Member] | More than 1 Year [Member] | Other Chilean securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Foreign Central Banks and Government securities [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	133,301	387,077
Available for sale investments fair value	132,822	387,146
Available for sale investments unrealized profit	847	69
Available for sale investments unrealized loss	(1,326)
Foreign Central Banks and Government securities [Member] | Due within 1 year [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	133,301	387,077
Available for sale investments fair value	132,822	387,146
Available for sale investments unrealized profit	847	69
Available for sale investments unrealized loss	(1,326)
Foreign Central Banks and Government securities [Member] | More than 1 Year [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Other foreign financial instruments [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	150,408	341,470
Available for sale investments fair value	151,250	339,798
Available for sale investments unrealized profit	1,097	655
Available for sale investments unrealized loss	(256)	(2,327)
Other foreign financial instruments [Member] | Due within 1 year [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	150,408	341,470
Available for sale investments fair value	151,250	339,798
Available for sale investments unrealized profit	1,097	655
Available for sale investments unrealized loss	(256)	(2,327)
Other foreign financial instruments [Member] | More than 1 Year [Member] | Foreign Financial Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Central Bank & Government Securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	2,264,534	1,736,467
Available for sale investments fair value	2,262,801	1,743,474
Available for sale investments unrealized profit	8,503	7,029
Available for sale investments unrealized loss	(10,235)	(22)
Chilean Central Bank & Government Securities [Member] | Due within 1 year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	2,264,534	1,736,467
Available for sale investments fair value	2,262,801	1,743,474
Available for sale investments unrealized profit	8,503	7,029
Available for sale investments unrealized loss	(10,235)	(22)
Chilean Central Bank & Government Securities [Member] | More than 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	816,164	461,793
Available for sale investments fair value	816,331	468,386
Available for sale investments unrealized profit	5,513	6,612
Available for sale investments unrealized loss	(5,346)	(19)
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Bonds [Member] | Due within 1 year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	816,164	461,793
Available for sale investments fair value	816,331	468,386
Available for sale investments unrealized profit	5,513	6,612
Available for sale investments unrealized loss	(5,346)	(19)
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Bonds [Member] | More than 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	330,923	1,222,263
Available for sale investments fair value	330,952	1,222,283
Available for sale investments unrealized profit	30	23
Available for sale investments unrealized loss	(1)
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Notes [Member] | Due within 1 year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	330,923	1,222,263
Available for sale investments fair value	330,952	1,222,283
Available for sale investments unrealized profit	30	23
Available for sale investments unrealized loss	(1)	(3)
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Notes [Member] | More than 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss
Chilean Central Bank & Government Securities [Member] | Other Chilean Central Bank and Government securities [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	1,117,447	52,411
Available for sale investments fair value	1,115,518	52,805
Available for sale investments unrealized profit	2,960	394
Available for sale investments unrealized loss	(4,888)
Chilean Central Bank & Government Securities [Member] | Other Chilean Central Bank and Government securities [Member] | Due within 1 year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost	1,117,447	52,411
Available for sale investments fair value	1,115,518	52,805
Available for sale investments unrealized profit	2,960	394
Available for sale investments unrealized loss	(4,888)
Chilean Central Bank & Government Securities [Member] | Other Chilean Central Bank and Government securities [Member] | More than 1 Year [Member]
Disclosure of financial assets [line items]
Available for sale investments acquisition cost
Available for sale investments fair value
Available for sale investments unrealized profit
Available for sale investments unrealized loss